Segment reporting (Details) - Schedule of segment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consumer loan repayment and collection management services [Member]
Segment Reporting Information [Line Items]
Revenue		$ 156,062	$ 1,074,734
Operating expenses		508,772	422,963
Income (loss) from operations		(352,710)	651,771
Income (loss) from operations		14,783	177,169
Net income (loss)	112	(367,692)	474,496
Depreciation and amortization		1,347	6,836
Capital expenditure
Total assets	8,328	(3,715,787)	694,874
Loan recommendation services [Member]
Segment Reporting Information [Line Items]
Revenue		928,565	2,087,717
Operating expenses	244,629	20,717	821,624
Income (loss) from operations		907,848	1,266,093
Income (loss) from operations	(244,629)	109,732	344,159
Net income (loss)	(244,799)	798,054	921,728
Depreciation and amortization		9,997	11,521
Capital expenditure
Total assets	51,321	4,011,568	1,174,137
Prepaid payment network services [Member]
Segment Reporting Information [Line Items]
Revenue	161,372	1,177,822	432,958
Operating expenses	297,550	236,039	170,392
Income (loss) from operations		941,783	262,566
Income (loss) from operations	(136,178)	132,827	71,373
Net income (loss)	(144,833)	754,814	191,151
Depreciation and amortization	42,676	51,627	35,163
Capital expenditure	34,346	6,722
Total assets	1,536,973	1,629,846	915,577
Others [Member]
Segment Reporting Information [Line Items]
Revenue
Operating expenses	2,190,200	2,275,887
Income (loss) from operations		(2,275,887)
Income (loss) from operations	(2,190,200)
Net income (loss)	(2,172,387)	(2,278,417)
Depreciation and amortization	14,752
Capital expenditure
Total assets	13,062,212	15,441,081
Total segment [Member]
Segment Reporting Information [Line Items]
Revenue	161,372	2,262,449	3,595,409
Operating expenses	2,732,379	3,041,415	1,414,979
Income (loss) from operations		(778,966)	2,180,430
Income (loss) from operations	(2,571,007)	257,342	592,701
Net income (loss)	(2,561,907)	(1,093,241)	1,587,375
Depreciation and amortization	57,428	62,971	53,520
Capital expenditure	34,346	6,722
Total assets	$ 14,658,834	$ 17,366,708	$ 2,784,588